CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income	Total Charm Communications Inc.'s shareholders' equity	Non-controlling interest
Balance at Dec. 31, 2009	$ 21,127	$ 5	$ (1,974)	$ 2,883	$ 20,148	$ 65	$ 21,127
Balance (in shares) at Dec. 31, 2009		50,000,000
Cumulative translation adjustment	4,254					4,254	4,254
Net income (loss)	38,492				37,967		37,967	525
Addition of noncontrolling interest	352							352
Issue ordinary shares to Aegis (in shares)		12,390,000
Issue ordinary shares to Aegis	49,278	1	49,277				49,278
Repurchase of ordinary shares (in shares)		(4,890,000)
Repurchase of ordinary shares	(19,561)	(1)	(19,560)				(19,561)
Issue of ordinary shares at Initial Public Offering, net of offering cost of US$3,355 (in shares)		15,625,000
Issue of ordinary shares at Initial Public Offering, net of offering cost of US$3,355	65,247	2	65,245				65,247
Accretion of Series A convertible redeemable preferred shares	(1,215)				(1,215)		(1,215)
Conversion of Series A convertible redeemable preferred shares (in shares)		5,000,000
Conversion of Series A convertible redeemable preferred shares	19,428	1	19,427				19,428
Share-based compensation	2,499		2,499				2,499
Exercise of options (in shares)	135,102	135,102
Exercise of options	374		374				374
Provision of statutory reserve				164	(164)
Balance at Dec. 31, 2010	180,275	8	115,288	3,047	56,736	4,319	179,398	877
Balance (in shares) at Dec. 31, 2010		78,260,102
Cumulative translation adjustment	9,065					9,065	9,065
Net income (loss)	47,719				46,147		46,147	1,572
Repurchase of ordinary shares (in shares)	(432,650)	(432,650)
Repurchase of ordinary shares	(1,906)		(1,906)				(1,906)
Share-based compensation	3,069		3,069				3,069
Exercise of options (in shares)	138,724	138,724
Exercise of options	186		186				186
Provision of statutory reserve				4,978	(4,978)
Balance at Dec. 31, 2011	238,408	8	116,637	8,025	97,905	13,384	235,959	2,449
Balance (in shares) at Dec. 31, 2011		77,966,176
Cumulative translation adjustment	2,268					2,268	2,268
Net income (loss)	(3,187)				(4,705)		(4,705)	1,518
Addition of noncontrolling interest	240							240
Repurchase of ordinary shares (in shares)	(2,041,836)	(2,041,836)
Repurchase of ordinary shares	(5,825)		(5,825)				(5,825)
Share-based compensation	2,213		2,213				2,213
Vesting of restricted shares		403,793
Exercise of options (in shares)	338,440	341,440
Exercise of options	381		381				381
Dividend (Note 12)	(12,556)		(12,556)				(12,556)
Provision of statutory reserve				988	(988)
Balance at Dec. 31, 2012	$ 221,942	$ 8	$ 100,850	$ 9,013	$ 92,212	$ 15,652	$ 217,735	$ 4,207
Balance (in shares) at Dec. 31, 2012		76,669,573